Financial Risk Management - Summary of Net Cash (Details) - Capital Management - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 536,160	$ 468,092
Financial assets at fair value through profit or loss	102,677	1,295
Lease liabilities	(3,957)	(4,079)
Current derivative financial liabilities	(948)	(544)
Net cash/(debt)	633,932	464,764
Cash And Liquid Investments	638,837	469,387
Gross debt – fixed interest rates	$ (4,905)	$ (4,623)